Related Party Transactions (Details) ¥ in Thousands, $ in Thousands			6 Months Ended
	Jan. 27, 2025 CNY (¥)	Jan. 27, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Related Party Transactions [Line Items]
Working capital loan repaid			¥ 44,000	$ 6,142	¥ 49,370
Purchased inventory			124		119	$ 17
Operating entity purchased venue			746	104	¥ (1,312)
Related Party [Member]
Related Party Transactions [Line Items]
Amount due to related parties							¥ 146	$ 20
Jiahe Developments limited [Member]
Related Party Transactions [Line Items]
Working capital loan repaid	¥ 146	$ 20
Jinlin Huazheng [Member]
Related Party Transactions [Line Items]
Working capital loan			7,000	977
Beijing Hanzhenyuan International Hotel Co., Ltd. [Member]
Related Party Transactions [Line Items]
Operating entity purchased venue			¥ 746	$ 104